Commitments and Contingent Liabilities (Details) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 USD ($)
Commitments and Contingent Liabilities [Line Items]
Amount paid of the royalties
Amount paid of the accrued royalties
Research and Development Expense [Member]
Commitments and Contingent Liabilities [Line Items]
Participation payments
Percentage of royalties rate of sales		3.00%
Percentage of grant received		100.00%
Israel Innovation Authority of the Ministry of Economy [Member] | Research and Development Expense [Member]
Commitments and Contingent Liabilities [Line Items]
Participation payments		$ 4,888